Accrued Payroll and Related Costs (Tables)	12 Months Ended
	Jun. 30, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Accrued Payroll and Related Costs
Accrued expenses and other current liabilities consisted of the following:

	As of
	October 2, 2015	April 3, 2015
Accrued contract costs	$191,778	$212,155
Deferred revenue	147,775	174,022
Accrued expenses	49,817	45,164
Other	8,701	9,265
Total	$398,071	$440,606

Accrued payroll and related costs for the Computer Sciences GS Business consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Accrued payroll	$21,785	$47,806
Accrued vacation	20,606	45,210
Deferred compensation	33,447	35,488
Accrued incentive compensation	19,111	24,563
Payroll taxes	8,196	9,839
Other	6,394	7,989
Total	$109,539	$170,895
Accrued expenses and other current liabilities consisted of the following:

	As of
	April 3, 2015	March 28, 2014
Deferred contract costs	$212,155	$161,071
Deferred revenue	174,022	156,691
Accrued expenses	45,164	32,394
Other	9,265	7,706
Total	$440,606	$357,862